Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity in trivago N.V. equivalent shares for periods prior to January 1, 2017 and trivago N.V. shares after January 1, 2017:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
			(In years)	(in thousands)
Balance as of January 1, 2016	722	€3,239
Granted	221	€80,926
Exercised	39	€17,953
Cancelled	2	€1
Balance as of December 31, 2016	902	€21,637	49	68,235
Balance as of December 31, 2016 (trivago N.V. equivalents)	7,704,659
Granted	10,561,001	€7.16		11,827
Exercised	1,093,428	€0.13		14,860
Cancelled	63,658	€8.15		366
Balance as of December 31, 2017	17,108,574	€5.66	21	32,178
Granted	4,944,430	€3.99		12,573
Exercised	531,410	€0.30		2,855
Cancelled	828,196	€6.23		1,182
Balance as of December 31, 2018	20,693,398	€5.54	17	32,050
Exercisable as of December 31, 2018	7,057,182	€4.08	35	21,894
Vested and expected to vest after December 31, 2018	20,693,398	€5.54	17	32,050

Schedule of stock options valuation assumptions
The fair value of share options granted during the years ended December 31, 2016, 2017 and 2018 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	Year ended December 31,
	2016	2017	2018
Risk-free interest rate	1.31%	2.18%	1.74%
Expected volatility	46%	41%	33%
Expected life (in years)	2.68	4.62	4.42
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€34,425	€4	€3

Schedule of RSU activity
The following table presents a summary of our RSUs:

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life

Balance as of January 1, 2018	—	€—
Granted	57,806	€3.88	7
Vested	—	€—
Cancelled	—	€—
Balance as of December 31, 2018	57,806	€3.88	7